Publicly Floated Warrants (Tables)	6 Months Ended
Jun. 30, 2024
Publicly Floated Warrants [Abstract]
Schedule of Fair Value of the Tradeable Warrants

The fair value of the tradeable warrants is determined with reference to the prevailing market price for warrants that are trading on the NASDAQ under the ticker HTOOW.

Total no. of warrants
In issue at December 31, 2022	8,869,633
Exercise of warrants during the year	-
In issue at December 31, 2023	8,869,633
Exercise of warrants during the period	-
In issue at June 30, 2024	8,869,633

Schedule of Fair Value of the Warrants

The fair value of the warrants as at June 30, 2024 and December 31, 2023 was $0.29 and $0.92 respectively. See reconciliation of fair values below.

€’000
Balance – December 31, 2021	15,271
Fair value movement on warrants unexercised (including exchange differences)	(7,620)
Balance – December 31, 2022	7,651
Fair value movement on warrants unexercised (including exchange differences)*	(6,886)
Balance – December 31, 2023	765
Fair value movement on warrants unexercised (including exchange differences)*	(309)
Balance – June 30, 2024	456